Current and long-term debt - Senior notes due 2030 (Details)	1 Months Ended
	Jan. 31, 2025 USD ($) shares	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 619,204,000	$ 861,967,000
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings		628,428,000	877,993,000
Unsecured Senior Notes Due 2030
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount notes issued	$ 200,000,000.0
Borrowings interest rate	7.50%
Net debt to capitalization ratio | shares	0.70
Consolidated tangible net worth	$ 1,000,000,000.0
Liquidity requirement, after distribution	100,000,000.0
Unsecured Senior Notes Due 2030 | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 200,000,000	$ 0
Unsecured Senior Notes Due 2030 | Consolidated Liquidity Requirement - Scenario One
Disclosure of detailed information about borrowings [line items]
Covenant liquidity requirement amount	25,000,000.0
Unsecured Senior Notes Due 2030 | Consolidated Liquidity Requirement - Scenario Two
Disclosure of detailed information about borrowings [line items]
Liquidity requirement, per each owned ship	500,000
Liquidity requirement, per each chartered-in ship	$ 250,000